10-Q Subsequent Events (Details)								1 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2023 shares	Jul. 23, 2023 USD ($) $ / shares shares	Jul. 13, 2023 USD ($)	Jul. 13, 2023 USD ($)	Jul. 12, 2023 USD ($) multiple	Jun. 23, 2023 USD ($)	Jun. 08, 2023 USD ($)	Jul. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Nov. 07, 2023 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Exercised (in shares) | shares												1,980,833	24,713,199	140,067,000
Pre-close financing amount							$ 18,100,000			$ 11,000,000.0
SPAC Executive
Subsequent Event [Line Items]
Pre-close financing amount						$ 3,000,000.0			$ 2,500,000	$ 5,500,000
Seller | Forecast
Subsequent Event [Line Items]
Sale of stock (in dollars per share) | $ / shares		$ 6.67
Sale of stock, period		6 months
Maximum value available for sale as a percentage of the Prepayment Shortfall amount		100.00%
Subsequent Event
Subsequent Event [Line Items]
Stock issued from exercises, value											$ 38,548
Exercised (in shares) | shares											5,775,000
Pre-close financing amount								$ 7,100,000
Pre-Close Financings amount received			$ 6,100,000	$ 7,100,000	$ 1,000,000
Subsequent Event | SPAC Executive
Subsequent Event [Line Items]
Pre-close financing amount								$ 4,500,000
Pre-Close Financings amount received				4,500,000
Subsequent Event | Other Investors
Subsequent Event [Line Items]
Pre-Close Financings amount received				$ 2,600,000
Subsequent Event | Seller
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	251,194	3,534,492
Prepayment Shortfall amount		$ 3,000,000
Prepayment Shortfall amount, number of days following closing		1 day
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Exchange ratio multiple for number of shares received | multiple					1
Subsequent Event | Series B Preferred Stock
Subsequent Event [Line Items]
Exchange ratio multiple for number of shares received | multiple					1